Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Brokerage and Investment Management Portfolio
November 30, 2023
BRO-NPRT3-0124
1.810691.119
Common Stocks - 99.2%
	Shares	Value ($)
Capital Markets - 96.2%
Asset Management & Custody Banks - 34.2%
Ameriprise Financial, Inc.	94,700	33,477,397
Ares Management Corp.	270,300	30,341,175
Bank of New York Mellon Corp.	290,400	14,032,128
BlackRock, Inc. Class A	58,200	43,721,586
Blackstone, Inc.	322,800	36,273,036
Blue Owl Capital, Inc. Class A (a)	1,270,600	17,127,688
Bridge Investment Group Holdings, Inc.	85,800	642,642
Brookfield Asset Management Ltd. Class A	96,800	3,390,904
Carlyle Group LP (a)	306,500	10,506,820
Hamilton Lane, Inc. Class A	61,100	5,978,635
Intermediate Capital Group PLC	195,700	3,864,041
KKR & Co. LP	448,400	34,006,656
P10, Inc. (a)	94,200	960,840
Patria Investments Ltd.	390,072	5,523,420
State Street Corp.	400	29,128
StepStone Group, Inc. Class A	108,700	2,784,894
TPG, Inc. (a)	122,900	4,301,500
		246,962,490
Financial Exchanges & Data - 37.2%
Cboe Global Markets, Inc.	90,538	16,495,118
CME Group, Inc.	158,600	34,631,896
Coinbase Global, Inc. (a)(b)	151,800	18,932,496
FactSet Research Systems, Inc.	23,600	10,701,656
Intercontinental Exchange, Inc.	271,000	30,850,640
MarketAxess Holdings, Inc.	31,700	7,611,804
Moody's Corp.	157,700	57,554,192
MSCI, Inc.	42,400	22,084,040
NASDAQ, Inc.	246,100	13,742,224
Open Lending Corp. (b)	171,300	1,094,607
S&P Global, Inc.	108,500	45,117,555
Tradeweb Markets, Inc. Class A	100,000	9,690,000
		268,506,228
Investment Banking & Brokerage - 24.8%
BGC Group, Inc. Class A	679,100	4,414,150
Charles Schwab Corp.	504,461	30,933,549
Evercore, Inc. Class A	67,700	9,989,135
Goldman Sachs Group, Inc.	2,900	990,466
Houlihan Lokey	128,200	13,809,704
Interactive Brokers Group, Inc.	135,400	10,539,536
Jefferies Financial Group, Inc.	295,900	10,486,696
LPL Financial	95,400	21,207,420
Moelis & Co. Class A (a)	118,600	5,627,570
Morgan Stanley	362,516	28,762,019
Piper Jaffray Companies	20,300	3,141,019
PJT Partners, Inc. (a)	129,612	11,672,857
Raymond James Financial, Inc.	212,400	22,333,860
Robinhood Markets, Inc. (b)	310,800	2,735,040
Virtu Financial, Inc. Class A	120,600	2,168,388
		178,811,409
TOTAL CAPITAL MARKETS		694,280,127
Financial Services - 3.0%
Diversified Financial Services - 3.0%
Apollo Global Management, Inc.	231,000	21,252,000
Transaction & Payment Processing Services - 0.0%
PayPal Holdings, Inc. (b)	100	5,761
TOTAL FINANCIAL SERVICES		21,257,761
TOTAL COMMON STOCKS (Cost $464,837,333)		715,537,888

Money Market Funds - 6.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (c)	3,210,088	3,210,730
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	46,622,838	46,627,500
TOTAL MONEY MARKET FUNDS (Cost $49,838,230)		49,838,230

TOTAL INVESTMENT IN SECURITIES - 106.1% (Cost $514,675,563)	765,376,118
NET OTHER ASSETS (LIABILITIES) - (6.1)%	(43,916,191)
NET ASSETS - 100.0%	721,459,927

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	16,326,467	77,503,878	90,619,615	92,772	-	-	3,210,730	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	38,919,225	411,323,565	403,615,290	66,946	-	-	46,627,500	0.2%
Total	55,245,692	488,827,443	494,234,905	159,718	-	-	49,838,230

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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